Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment,Net [Line Items]
Depreciation expense	$ 219,759	$ 613,247
Property and equipment		885,343
Interest acquired		885,343
Cost	351,297	551,389
Accumulated depreciation	289,874	$ 424,940
Disposed office and electronic equipment,machinery	$ 61,423
Disposed property, plant and equipment	$60,910
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment,Net [Line Items]
Interest acquired		$ 126,449